DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)							1 Months Ended	3 Months Ended
	Oct. 08, 2025 USD ($) $ / shares shares	Sep. 23, 2025 USD ($)	Sep. 19, 2025 USD ($)	Sep. 16, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Feb. 09, 2024 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jan. 07, 2025 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 29, 2024 shares	Feb. 24, 2024 USD ($)	Jun. 30, 2023 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Stock split					0.0167
Shares authorized | shares					525,000,000
Common stock, shares authorized | shares					500,000,000			500,000,000	500,000,000		500,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized | shares					25,000,000			25,000,000	25,000,000		25,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares issued | shares								126,819,145	40,165,603		207,585	12,455,157
Common stock, shares outstanding | shares								126,819,145	40,165,603		207,585	12,455,157
Excise tax payable								$ 2,673,056	$ 2,611,618		$ 2,067,572			$ 1,485,236
Cash in bank account									29,609,219
Working capital deficit									6,069,462
Penalties due to late filing and non payment of taxes									544,046
Convertible Promissory Notes [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Convertible amount								382,154
Aggregate principal amount		$ 6,000,000						$ 6,000,000
Purchase price of notes		5,000,000
Funicular Note [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount					$ 9,357,195	$ 6,000,000			$ 9,422,271	$ 6,000,000			$ 6,000,000
Purchase price of notes						$ 6,000,000
Interest rate (in percent)						12.50%				12.50%
Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares per unit issued | shares	1
Number of warrants per unit issued | shares	1
Number of shares called by each warrant | shares	1
Aggregate sale price	$ 10,000,000
Convertible amount	4,250,000						$ 4,250,000
Gross proceeds from issuance of debt	15,750,000
Aggregate principal amount	$ 10,097,782
Warrant exercise price (in Dollars per share) | $ / shares	$ 0.6
Subsequent event | Post Reverse Split
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrant exercise price (in Dollars per share) | $ / shares	$ 0.75
Subsequent event | Convertible Promissory Notes [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount		6,000,000	$ 6,000,000	$ 6,000,000
Purchase price of notes	$ 10,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000
Interest rate (in percent)	11.00%
Subsequent event | Funicular Note [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount	$ 6,000,000